Summary of Significant Accounting Policies: (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2008	Jun. 30, 2006 Agreement	Dec. 31, 2012 Agreement Branches	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Maturity period of federal funds			3 months
Average prepayment speed period of securities to amortize premiums and accretes discount			3 months
Servicing portfolio of real estate loan			$ 26,300,000
Number of long term repurchase agreements with third parties		2	2
Number of branch offices involved in origination of loans and collections of deposits			18
Hedging gains or losses, fair value			0	0	0
Duration of interest rate swap agreement	7 years
Interest rate swap amount	10,000,000
Fixed rate of interest rate swap agreement to be paid	7.27%
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (LIBOR) plus 3.10%		Three-month LIBOR plus 3.10% adjusted quarterly
Percentage above LIBOR	3.10%		3.10%
Cost of termination of cash flow hedge			$ 1,126,000
Maturity period of cash and cash equivalents			90 days
Accrued interest receivable maximum recovery period			90 days
Treasury note redemption period			10 years
Insurance contracts [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Intangible assets useful lives			7 years
Core deposits [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Intangible assets useful lives			9 years